Financial instruments - Bank Borrowings, Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Notional amount	$ 313,107	$ 50,707
Borrowing costs	(5,336)	(3,708)
Bank borrowings
Financial instruments [Line Items]
Notional amount	830,000	1,130,000
Current amounts	848,802	1,164,262
Borrowing costs	(839)	0
Total	847,963	1,164,262
Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	175,000	15,000
Current amounts	207,278	15,569
Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	655,000	1,115,000
Current amounts	641,524	$ 1,148,693
Bank of Nova Scotia
Financial instruments [Line Items]
Effective rate		5.88%
Nominal rate		6.64%
Bank of Nova Scotia | Bank borrowings
Financial instruments [Line Items]
Notional amount	200,000	$ 0
Current amounts	200,346	406
Borrowing costs	(839)	0
Total	$ 199,507	406
Bank of Nova Scotia | Bank borrowings | June 20, 2025
Financial instruments [Line Items]
Effective rate	5.93%
Nominal rate	4.28%
Bank of Nova Scotia | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0	0
Current amounts	0	0
Bank of Nova Scotia | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	200,000	0
Current amounts	$ 200,346	$ 406
Bank of Nova Scotia | Bank borrowings | June 21, 2024
Financial instruments [Line Items]
Effective rate		5.88%
Nominal rate		6.64%
Banco Santander/Kexim
Financial instruments [Line Items]
Effective rate	4.73%	5.49%
Nominal rate	4.28%	6.36%
Banco Santander/Kexim | Bank borrowings
Financial instruments [Line Items]
Notional amount	$ 0	$ 0
Current amounts	150	177
Borrowing costs	0	0
Total	$ 150	177
Banco Santander/Kexim | Bank borrowings | June 23, 2025 (1)
Financial instruments [Line Items]
Effective rate	4.73%
Nominal rate	4.28%
Banco Santander/Kexim | Bank borrowings | June 23, 2025 (2)
Financial instruments [Line Items]
Effective rate	4.27%
Nominal rate	4.29%
Banco Santander/Kexim | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0	0
Current amounts	0	0
Banco Santander/Kexim | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current amounts	$ 150	$ 177
Banco Santander/Kexim | Bank borrowings | June 21, 2024
Financial instruments [Line Items]
Effective rate		4.49%
Nominal rate		6.36%
Scotiabank Chile | Bank borrowings | March 26, 2025
Financial instruments [Line Items]
Effective rate	6.10%
Nominal rate	6.10%
Banco Estado 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	$ 15,000	$ 15,000
Current amounts	15,781	15,569
Borrowing costs	0	0
Total	$ 15,781	15,569
Banco Estado 1 | Bank borrowings | February 14, 2025
Financial instruments [Line Items]
Effective rate	5.95%
Nominal rate	5.95%
Banco Estado 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 15,000	15,000
Current amounts	15,781	15,569
Banco Estado 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current amounts	0	$ 0
Banco Estado 1 | Bank borrowings | February 20, 2024
Financial instruments [Line Items]
Effective rate		6.18%
Nominal rate		6.18%
Banco Estado 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	30,000	$ 20,000
Current amounts	30,558	20,695
Borrowing costs	0	0
Total	$ 30,558	20,695
Banco Estado 2 | Bank borrowings | August 21, 2025
Financial instruments [Line Items]
Effective rate	5.27%
Nominal rate	5.27%
Banco Estado 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0	0
Current amounts	0	0
Banco Estado 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	30,000	20,000
Current amounts	30,558	$ 20,695
Banco Estado 2 | Bank borrowings | June 10, 2024
Financial instruments [Line Items]
Effective rate		6.19%
Nominal rate		6.19%
Banco Estado 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount	80,000	$ 70,000
Current amounts	81,287	71,913
Borrowing costs	0	0
Total	$ 81,287	71,913
Banco Estado 3 | Bank borrowings | September 2, 2025
Financial instruments [Line Items]
Effective rate	4.95%
Nominal rate	4.95%
Banco Estado 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0	0
Current amounts	0	0
Banco Estado 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	80,000	70,000
Current amounts	81,287	$ 71,913
Banco Estado 3 | Bank borrowings | July 18, 2024
Financial instruments [Line Items]
Effective rate		5.92%
Nominal rate		6.15%
JPMorgan | Bank borrowings
Financial instruments [Line Items]
Notional amount	50,000
Current amounts	51,395
Borrowing costs	0
Total	$ 51,395
JPMorgan | Bank borrowings | July 10, 2025
Financial instruments [Line Items]
Effective rate	5.77%
Nominal rate	5.77%
JPMorgan | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
JPMorgan | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	50,000
Current amounts	51,395
JPMorgan | Bank borrowings | May 28, 2024
Financial instruments [Line Items]
Effective rate		6.69%
Nominal rate		6.69%
Banco Itau 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	20,000	$ 10,000
Current amounts	20,859	10,309
Borrowing costs	0	0
Total	$ 20,859	10,309
Banco Itau 1 | Bank borrowings | March 7, 2025
Financial instruments [Line Items]
Effective rate	6.11%
Nominal rate	6.11%
Banco Itau 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 20,000	0
Current amounts	20,859	0
Banco Itau 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	10,000
Current amounts	0	$ 10,309
Banco Itau 1 | Bank borrowings | July 5, 2024
Financial instruments [Line Items]
Effective rate		6.50%
Nominal rate		6.50%
Banco Itau 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	20,000	$ 20,000
Current amounts	20,586	20,618
Borrowing costs	0	0
Total	$ 20,586	20,618
Banco Itau 2 | Bank borrowings | March 7, 2025
Financial instruments [Line Items]
Effective rate	6.11%
Nominal rate	6.11%
Banco Itau 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 20,000	0
Current amounts	20,586	0
Banco Itau 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	20,000
Current amounts	0	$ 20,618
Banco Itau 2 | Bank borrowings | July 5, 2024
Financial instruments [Line Items]
Effective rate		6.50%
Nominal rate		6.50%
Banco Itau 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount	10,000	$ 10,000
Current amounts	10,429	10,311
Borrowing costs	0	0
Total	$ 10,429	10,311
Banco Itau 3 | Bank borrowings | February 25, 2025
Financial instruments [Line Items]
Effective rate	5.84%
Nominal rate	5.84%
Banco Itau 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 10,000	0
Current amounts	10,429	0
Banco Itau 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	10,000
Current amounts	0	$ 10,311
Banco Itau 3 | Bank borrowings | July 5, 2024
Financial instruments [Line Items]
Effective rate		6.50%
Nominal rate		6.50%
Banco Itau 4 | Bank borrowings
Financial instruments [Line Items]
Notional amount	40,000	$ 20,000
Current amounts	41,226	20,618
Borrowing costs	0	0
Total	$ 41,226	20,618
Banco Itau 4 | Bank borrowings | June 19, 2025
Financial instruments [Line Items]
Effective rate	5.89%
Nominal rate	5.89%
Banco Itau 4 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 40,000	0
Current amounts	41,226	0
Banco Itau 4 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	20,000
Current amounts	0	$ 20,618
Banco Itau 4 | Bank borrowings | July 5, 2024
Financial instruments [Line Items]
Effective rate		6.50%
Nominal rate		6.50%
Banco Itau 5 | Bank borrowings
Financial instruments [Line Items]
Notional amount	30,000
Current amounts	30,928
Borrowing costs	0
Total	$ 30,928
Banco Itau 5 | Bank borrowings | February 7, 2025
Financial instruments [Line Items]
Effective rate	5.89%
Nominal rate	5.89%
Banco Itau 5 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Itau 5 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	30,000
Current amounts	30,928
Banco Estado 4 | Bank borrowings
Financial instruments [Line Items]
Notional amount	30,000	$ 80,000
Current amounts	30,605	82,779
Borrowing costs	0	0
Total	$ 30,605	82,779
Banco Estado 4 | Bank borrowings | July 11, 2025
Financial instruments [Line Items]
Effective rate	5.53%
Nominal rate	5.53%
Banco Estado 4 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0	0
Current amounts	0	0
Banco Estado 4 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	30,000	80,000
Current amounts	30,605	$ 82,779
Banco Estado 4 | Bank borrowings | June 10, 2024
Financial instruments [Line Items]
Effective rate		6.19%
Nominal rate		6.19%
Banco Estado 5 | Bank borrowings
Financial instruments [Line Items]
Notional amount	50,000
Current amounts	51,275
Borrowing costs	0
Total	$ 51,275
Banco Estado 5 | Bank borrowings | August 8, 2025
Financial instruments [Line Items]
Effective rate	5.22%
Nominal rate	5.22%
Banco Estado 5 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Estado 5 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	50,000
Current amounts	51,275
Banco Itau 6 | Bank borrowings
Financial instruments [Line Items]
Notional amount	20,000
Current amounts	20,664
Borrowing costs	0
Total	$ 20,664
Banco Itau 6 | Bank borrowings | February 17, 2025
Financial instruments [Line Items]
Effective rate	5.86%
Nominal rate	5.86%
Banco Itau 6 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 20,000
Current amounts	20,664
Banco Itau 6 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0
Current amounts	0
Scotiabank Chile 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	50,000	$ 50,000
Current amounts	51,918	51,864
Borrowing costs	0	0
Total	$ 51,918	51,864
Scotiabank Chile 2 | Bank borrowings | May 6, 2025
Financial instruments [Line Items]
Effective rate	6.06%
Nominal rate	6.06%
Scotiabank Chile 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0	0
Current amounts	0	0
Scotiabank Chile 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	50,000	50,000
Current amounts	51,918	$ 51,864
Scotiabank Chile 2 | Bank borrowings | May 17, 2024
Financial instruments [Line Items]
Effective rate		6.07%
Nominal rate		6.07%
Scotiabank Chile 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount	50,000	$ 50,000
Current amounts	51,822	51,797
Borrowing costs	0	0
Total	$ 51,822	51,797
Scotiabank Chile 3 | Bank borrowings | March 26, 2025
Financial instruments [Line Items]
Effective rate	6.10%
Nominal rate	6.10%
Scotiabank Chile 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 50,000	0
Current amounts	51,822	0
Scotiabank Chile 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	50,000
Current amounts	0	$ 51,797
Scotiabank Chile 3 | Bank borrowings | May 30, 2024
Financial instruments [Line Items]
Effective rate		6.19%
Nominal rate		6.19%
Banco de Chile 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	40,000	$ 30,000
Current amounts	40,825	31,077
Borrowing costs	0	0
Total	$ 40,825	31,077
Banco de Chile 1 | Bank borrowings | August 8, 2025
Financial instruments [Line Items]
Effective rate	5.34%
Nominal rate	5.34%
Banco de Chile 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0	0
Current amounts	0	0
Banco de Chile 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	40,000	30,000
Current amounts	40,825	$ 31,077
Banco de Chile 1 | Bank borrowings | May 16, 2024
Financial instruments [Line Items]
Effective rate		5.85%
Nominal rate		5.85%
Banco de Chile 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	70,000	$ 40,000
Current amounts	72,214	41,436
Borrowing costs	0	0
Total	$ 72,214	41,436
Banco de Chile 2 | Bank borrowings | June 16, 2025
Financial instruments [Line Items]
Effective rate	5.90%
Nominal rate	5.90%
Banco de Chile 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0	0
Current amounts	0	0
Banco de Chile 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	70,000	40,000
Current amounts	$ 72,214	$ 41,436
Banco de Chile 2 | Bank borrowings | May 16, 2024
Financial instruments [Line Items]
Effective rate		5.85%
Nominal rate		5.85%
Banco de Chile 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 70,000
Current amounts		72,260
Borrowing costs		0
Total		72,260
Banco de Chile 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco de Chile 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		70,000
Current amounts		$ 72,260
Banco de Chile 3 | Bank borrowings | June 21, 2024
Financial instruments [Line Items]
Effective rate		6.25%
Nominal rate		6.25%
Banco Santander Kexim 2
Financial instruments [Line Items]
Effective rate	4.27%
Nominal rate	4.29%
Banco Santander Kexim 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	23
Borrowing costs	0
Total	23
Banco Santander Kexim 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	0
Current amounts	0
Banco Santander Kexim 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0
Current amounts	23
Scotiabank Chile 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	25,000	$ 25,000
Current amounts	25,911	25,898
Borrowing costs	0	0
Total	25,911	25,898
Scotiabank Chile 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	0	0
Current amounts	25,911	0
Scotiabank Chile 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	25,000	25,000
Current amounts	$ 0	$ 25,898
Scotiabank Chile 1 | Bank borrowings | May 30, 2024
Financial instruments [Line Items]
Effective rate		6.19%
Nominal rate		6.19%
Banco Santander 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 120,000
Current amounts		124,383
Borrowing costs		0
Total		124,383
Banco Santander 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco Santander 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		120,000
Current amounts		$ 124,383
Banco Santander 1 | Bank borrowings | May 17, 2024
Financial instruments [Line Items]
Effective rate		5.95%
Nominal rate		5.95%
Banco Santander 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 200,000
Current amounts		204,625
Borrowing costs		0
Total		204,625
Banco Santander 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco Santander 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		200,000
Current amounts		$ 204,625
Banco Santander 2 | Bank borrowings | August 26, 2024
Financial instruments [Line Items]
Effective rate		6.88%
Nominal rate		6.88%
BCI 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 100,000
Current amounts		104,176
Borrowing costs		0
Total		104,176
BCI 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
BCI 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		100,000
Current amounts		$ 104,176
BCI 1 | Bank borrowings | April 18, 2024
Financial instruments [Line Items]
Effective rate		6.01%
Nominal rate		6.01%
BCI 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 100,000
Current amounts		101,238
Borrowing costs		0
Total		101,238
BCI 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
BCI 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		100,000
Current amounts		$ 101,238
BCI 2 | Bank borrowings | October 17, 2024
Financial instruments [Line Items]
Effective rate		5.84%
Nominal rate		6.46%
BCI 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 50,000
Current amounts		51,825
Borrowing costs		0
Total		51,825
BCI 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
BCI 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		50,000
Current amounts		$ 51,825
BCI 3 | Bank borrowings | May 24, 2024
Financial instruments [Line Items]
Effective rate		6.17%
Nominal rate		6.17%
Banco JP Morgan | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 50,000
Current amounts		50,288
Borrowing costs		0
Total		50,288
Banco JP Morgan | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco JP Morgan | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		50,000
Current amounts		$ 50,288